FT Vest DJIA Dogs 10 Target Income ETF Investment Strategy - FT Vest DJIA Dogs 10 Target Income ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will pursue its objectives by investing primarily in common stocks, exchange-traded options (including FLexible EXchange options ("FLEX Options")) and short-term U.S. Treasury securities. The Fund seeks to provide exposure to the "Dogs of the Dow," the ten highest dividend-yielding stocks in the Dow Jones Industrial Average ("DJIA") on an annual basis. The Fund will purchase securities comprising the Dogs of the Dow and gain synthetic exposure to the price movements of the securities comprising the Dogs of the Dow through the use of a combination of puts, calls and U.S. Treasury securities (the "Synthetic Replication"), as described in greater detail below. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities comprising the "Dogs of the Dow" or in options contracts that utilize "Dogs of the Dow" constituents as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). Through its investments in securities comprising the Dogs of the Dow and portfolio of investments that reference the Dogs of the Dow, the Fund seeks to provide exposure to a concentrated portfolio of large-capitalization U.S. equity securities while providing a consistent level of income that, when annualized, is approximately 8% (before fees and expenses) above the annualized yield of the DJIA (the "Target Income Level"). The DJIA annual dividend yield for 2025 was1.58%. However, that is not indicative of what the DJIA annual dividend yield may be in the future. The yield of the DJIA is calculated as constituent dividend distributions divided by the DJIA index value. The yield of the Fund is calculated by dividing the sum of the Fund's distributions paid or declared by its net asset value. In seeking to achieve its objectives, the Fund will generally purchase the common stocks comprising the ten Dogs of the Dow and purchase or sell exchange-traded options contracts (including FLEX Options) on such common stocks. Each week, the Sub-Advisor looks forward to the projected 12-month dividend yield on the DJIA and adds 8.0% to it to compute the Target Income Level. The Sub-Advisor then determines the projected 12-month dividend yield of its portfolio of securities and then computes the difference between the Target Income Level and the projected dividend yield of its securities portfolio. The Sub-Advisor then divides that difference by 52 weeks to determine the level of premium needed from the sale of call options for that particular week. When the Fund sells call options as a means to generate income to achieve the Target Income Level, the Fund will employ a covered call strategy that seeks to sell call options having a strike price roughly equal to the value of each equity security held by the Fund (such options are said to be “at-the-money”) on some or all of the equity securities purchased by the Fund. This strategy effectively converts a portion of the upside price return growth of the equity securities into current income. By doing so, the Fund is giving up full participation potential in any equity security gains of covered securities in exchange for call option premiums. The call options written by the Fund will be exchange-traded and will typically be written close to at-the-money. Such options will generally have expirations of less than 30 days and will be held to or close to expiration. By combining premiums collected from the sale of calls with the dividend income of the equity securities, the Fund seeks to increase total income for investors while still participating in a portion of the growth potential from the price appreciation of the equity securities held by the Fund. The Fund intends to make monthly dividend payments to shareholders. When utilizing Synthetic Replication, the Fund may utilize FLEX Options. FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates that are otherwise standardized in typical listed options contracts. In general, an option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the "strike price"). Along with holding the securities comprising the Dogs of the Dow, the Fund will gain exposure to the price movements of the securities comprising the Dogs of the Dow through the use of the Synthetic Replication. The Fund utilizes Synthetic Replication to help maintain its tax status as a regulated investment company. The Synthetic Replication is achieved through the combination of a purchasing a call and selling a put generally at the same strike price which synthetically creates the upside and downside participation in the price returns of the Dogs of the Dow. The Fund will gain exposure to increases in value experienced by the equity securities through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will gain exposure to decreases in value experienced by the equity securities through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to price returns of the common stocks both on the upside and downside. The DJIA is composed of 30 securities issued by blue-chip U.S. companies covering all industries, with the exception of transportation and utilities (as of the date of this prospectus). Inclusion in the DJIA is not governed by quantitative rules but rather is based on the following criteria: (i) the company is not a utility or in the transportation business; (ii) the company has a premier reputation in its field; (iii) the company has a history of successful growth; (iv) there is wide interest in the company among individual and institutional investors; and (v) the company should be incorporated and headquartered in the United States. Exposure to each of the ten securities is equally weighted and generally rebalanced back to an equal weight on a quarterly basis. The ten securities included in the Fund will be selected on an annual basis in January and are held until the Fund’s portfolio is reconstituted the following January. In the event that one of the selected securities is delisted, the Fund will undergo a mid-period rebalance and reconstitution which may impact the income target the Fund seeks to provide. In addition to the equity securities and exchange-traded options described above, the Fund will invest in short-term U.S. Treasury securities. While the Fund seeks to make distributions that are above the current annual dividend yield of the DJIA or the Dogs of the Dow, there is no guarantee that the Fund's distribution target will be achieved. The Advisor will periodically assess whether the Fund’s distribution target remains reasonable as market conditions change. The Fund does not seek to achieve any specific level of total return performance compared with the total return performance of the DJIA or the Dogs of the Dow. Capital appreciation on the securities held by the Fund may be less than the capital appreciation of the DJIA and can be expected to be less than the Dogs of the Dow, and the total return performance of the Fund may be less than the total return performance of the DJIA or the Dogs of the Dow. The Fund will seek to reduce or eliminate the portion of its distributions that are characterized as return of capital for tax purposes. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. In order to reduce or eliminate the portion of the distribution characterized as return of capital, the Fund may engage in transactions designed to generate earnings and profits by undertaking taxable sales of assets. The desired result of such transactions would be to change the tax character of certain distributions from the Fund from return of capital to taxable dividends, thus accelerating the tax liability for current shareholders. Additionally, such transactions may cause the Fund to incur additional brokerage costs. As of January 30, 2026, the Fund had significant investments in consumer discretionary companies, consumer staples companies and health care companies, although this may change from time to time. Over time, the Fund may have significant investments in a jurisdiction, investment sector or industry or group of industries that it may not have had as of January 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector or industry or group of industries, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry or group of industries. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	As of January 30, 2026, the Fund had significant investments in consumer discretionary companies, consumer staples companies and health care companies, although this may change from time to time.